Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Institutional Class
April 29, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement(a)	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not terminate this arrangement without the approval of the Board of Trustees.

1 year	$20
3 years	$64
5 years	$113
10 years	$255

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Risks".

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares".

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Buying Shares" heading under the sub-heading "Price to Buy".

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares".

Special Limitations Affecting Redemptions:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

CAM-16-02 1.857353.113	September 30, 2016

Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Service Class
April 29, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual operating expenses	0.50%
Fee waiver and/or expense reimbursement(a)	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.45%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not terminate this arrangement without the approval of the Board of Trustees.

1 year	$46
3 years	$144
5 years	$252
10 years	$567

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Risks".

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares".

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces the similar information found in the "Shareholder Information" section under the "Buying Shares" heading under the sub-heading "Price to Buy".

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares".

Special Limitations Affecting Redemptions:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

CAMS-16-02 1.857352.113	September 30, 2016

Supplement to the
Fidelity's® California Municipal Money Market Funds
April 29, 2016
Prospectus

The following information replaces similar information for Fidelity® California AMT Tax-Free Money Market Fund and Fidelity® California Municipal Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Fidelity® California AMT Tax-Free Money Market Fund and Fidelity® California Municipal Money Market Fund found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading and under the heading "Additional Information about the Purchase of Sale of Shares" in the "Shareholder Information" section.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Price to Buy" heading under the "Buying Shares" heading.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements information for Fidelity® California AMT Tax-Free Money Market Fund and Fidelity® California Municipal Money Market Fund found in the "Shareholder Information" section under the heading "Selling shares".

Special Limitations Affecting Redemptions of Fidelity® California AMT Tax-Free Money Market Fund and Fidelity® California Municipal Money Market Fund:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

CMS-16-01 1.479535.135	September 30, 2016